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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07339

                          Pioneer Small Company Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2004 through October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                      SMALL
                                     COMPANY
                                      FUND

                                     Annual
                                     Report

                                    10/31/05

                            [LOGO] PIONEER
                                   Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                        1
Portfolio Summary                                                            2
Prices and Distributions                                                     3
Performance Update                                                           4
Comparing Ongoing Fund Expenses                                              8
Portfolio Management Discussion                                             10
Schedule of Investments                                                     13
Financial Statements                                                        23
Notes to Financial Statements                                               31
Report of Independent Registered Public Accounting Firm                     38
Trustees, Officers and Service Providers                                    39

Pioneer Small Company Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite 12 straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again on November 1, 2005, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Depositary Receipts for International Stocks    0.5%
International Common Stocks                     1.4%
Temporary Cash Investment                       8.9%
U.S. Common Stocks                             89.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Telecommunication Services    0.7%
Consumer Staples              2.1%
Utilities                     3.0%
Energy                        7.6%
Materials                     7.6%
Consumer Discretionary        9.9%
Information Technology       14.8%
Health Care                  15.3%
Industrials                  17.5%
Financials                   21.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.   Cubist Pharmaceuticals Inc.    1.67%      6.   Stage Stores, Inc.    1.24%
  2.   Forest Oil Corp.               1.61       7.   Ryerson Tull, Inc.    1.16
  3.   Intergraph Corp.               1.53       8.   Serologicals Corp.    1.14
  4.   Mega Bloks, Inc. (144A)        1.44       9.   Administaff, Inc.     1.13
  5.   Cerner Corp.                   1.33      10.   AmerUs Group Co.      1.12

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class       10/31/05       10/31/04
-------      --------       --------
   A         $15.19         $15.62
   B         $13.90         $14.53
   C         $13.73         $14.35
   R         $15.11         $15.62

Distributions Per Share
--------------------------------------------------------------------------------

                    11/1/04 - 10/31/05
        ------------------------------------------
           Income      Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
    A       $ -           $ -           $1.2805
    B       $ -           $ -           $1.2805
    C       $ -           $ -           $1.2805
    R       $ -           $ -           $1.2805

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

Average Annual Total Returns
(As of October 31, 2005)
                                         Public
                          Net Asset     Offering
Period                      Value      Price (POP)
 Life-of-Class
 (11/2/95)                   8.22%        7.58%
 5 Years                     3.98         2.76
 1 Year                      5.37        -0.67

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer
                  Small           Russell
                 Company           2000
                  Fund             Index
11/95              9425            10000
                  11338            11192
10/97             14726            14476
                  11753            12759
10/99             12384            14657
                  16192            17207
10/01             15199            15022
                  13313            13286
10/03             16572            19045
                  18676            21279
10/05             19679            23849

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund compared to that of the Russell 2000 Index.

Average Annual Total Returns
(As of October 31, 2005)
                              If         If
Period                       Held     Redeemed
 Life-of-Class
 (11/2/95)                   7.39%      7.39%
 5 Years                     3.11       3.11
 1 Year                      4.31       0.48

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer
                  Small           Russell
                 Company           2000
                  Fund             Index
11/95             10000            10000
                  11941            11192
10/97             15389            14476
                  12199            12759
10/99             12760            14657
                  16564            17207
10/01             15422            15022
                  13417            13286
10/03             16585            19045
                  18508            21279
10/05             19306            23849

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an Index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund compared to that of the Russell 2000 Index.

Average Annual Total Returns
(As of October 31, 2005)
                              If         If
Period                       Held     Redeemed
 Life-of-Class
 (1/31/96)                   6.39%      6.39%
 5 Years                     3.01       3.01
 1 Year                      4.44       4.44

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer
                  Small           Russell
                 Company           2000
                  Fund             Index
11/96             10000            10000
                  11435            10916
10/97             14747            14119
                  11681            12444
10/99             12184            14296
                  15768            16783
10/01             14674            14652
                  12718            12958
10/03             15693            18576
                  17511            20754
10/05             18289            23261

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an Index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/05                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Small Company Fund compared to that of the Russell 2000 Index.

Average Annual Total Returns
(As of October 31, 2005)
                              If         If
Period                       Held     Redeemed
 Life-of-Class
 (11/2/95)                   7.76%      7.76%
 5 Years                     3.62       3.62
 1 Year                      4.82       4.82

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                 Pioneer
                  Small           Russell
                 Company           2000
                  Fund             Index
11/95             10000            10000
                  11976            11192
10/97             15476            14476
                  12286            12759
10/99             12893            14657
                  16762            17207
10/01             15655            15022
                  13643            13286
10/03             16964            19045
                  19104            21279
10/05             20024            23849

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including retirement plan investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in an Index.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Company Fund

Based on actual returns from May 1, 2005 through October 31, 2005

Share Class                           A              B              C              R
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 5/1/05

 Ending Account Value             $1,099.09      $1,092.82      $1,093.96      $1,093.36
 On 10/31/05

 Expenses Paid During Period*     $    8.52      $   13.93      $   13.30      $   11.34

 * Expenses are equal to the Fund's annualized expense ratio of 1.61%, 2.64%, 2.52% and 2.15% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Company Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2005 through October 31, 2005


Share Class                           A              B              C              R
----------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 5/1/05

 Ending Account Value             $1,017.09      $1,011.90      $1,012.50      $1,014.37
 On 10/31/05

 Expenses Paid During Period*     $    8.19      $   13.39      $   12.78      $   10.92

 * Expenses are equal to the Fund's annualized expense ratio of 1.61%, 2.64%, 2.52% and 2.15% for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05
-----------------------------------------------------------------------------

As rising energy costs and higher interest rates weighed on investors' minds over the past twelve months, the Fund's cautious approach to the strong-performing energy and utility sectors caused results to lag its benchmark index. In the following discussion, co-managers Diego Franzin and Michael Rega describe market conditions and the strategies they employed.

Q: How did Pioneer Small Company Fund perform over this period?

A: For the twelve months ended October 31, 2005, Pioneer Small Company Fund's
   Class A shares returned 5.37% at net asset value. For the same period, the Russell 2000 Index, the Fund's benchmark, returned 12.08%, and the average return of the 604 funds in Lipper's Small-Cap Core Funds category was 13.22%.

Q: What was the market background over the period, especially with regard to small-cap stocks?

A: Two continuing themes, a boom in new home construction and strong consumer outlays, gave support to the economy and the stock market for much of this period. But as the period unfolded, supply uncertainties stemming from huge overseas demand, hurricane damage at Gulf Coast facilities and tensions in the Middle East propelled oil and gas prices to record highs. Meanwhile, the Federal Reserve Board drove short-term interest rates upward in hopes of stifling the inflation threat associated with ongoing economic expansion. Among small-company issues, utility and energy issues led all sectors, while technology lagged. And after a long run of superior performance, investors in smaller companies grew cautious, focusing more on short-term developments and fleeing any issue whose management appeared to hedge its earnings projections.

Q: Which stocks or sectors contributed to results?

A: U.S. consumers continued to maintain a hot spending pace, bolstering consumer discretionary stocks. Our investment process led us to attractively valued companies with growing earnings in that sector, and encouraged us to reduce exposure as valuations were peaking. Jeans-maker Guess benefited when management's well-tuned sense of consumer preferences got the right lineup of denim products into stores. Strong sales also meant fewer costly markdowns and firmer margins. Retailer Stage Stores continued to execute its fundamental strategy well, offering full lines of current, nationally branded merchandise in smaller and mid-sized markets

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    where consumers lack easy access to major retailers. We took profits in Netflix, an internet-based video rental company, when competition from larger companies emerged, adding to risk and muting potential for further strong gains. We also took modest profits in retailer Aeropostale, a teen favorite, when unsuccessful merchandising slowed profit growth. Administaff, which provides professional staffing to small and mid-sized companies, rode higher demand and strong pricing to generate surprisingly vigorous earnings growth.

    In health care, Cubist Pharmaceutical saw sales climb for Cubicin, which is building a large market share among drugs that target hospital-based staph infections. Serologics, a leading provider of essential laboratory materials, benefited from the biotech industry's strength. Our decision to reduce the Fund's stake in the housing sector at a time when those stocks began to lag also aided results.

Q:  What were some of the period's disappointments?

A: While our energy weighting was about even with the benchmark's, much of the Fund's underperformance ties back to stock selection in the sector. Many of the benchmark's energy stocks traded at valuations that do not suit our value-based approach. Therefore, while some of our selections performed well, gains among energy stocks trailed the exceptional returns of the index's energy component. Although hurricanes temporarily disrupted operations at equipment and service companies that operate in the Gulf of Mexico, those holdings contributed overall. We are maintaining the commitments to equipment and service names because our favorable long-term expectations for them remain intact. Results were favorable among land-based drillers, including Houston Exploration and Stone Energy. The Fund's underweight position among technology issues, a weak-performing sector, also helped returns. Intergraph, which provides software systems to commercial and government customers, was a strong contributor.

    Drug manufacturer Able Laboratories exprienced widespread problems in its operating procedures causing the company to suspend operations. We sold the Fund's holdings at a loss, and shares have plummeted further since. We also took losses in Boston Communications Group, which provides software for adding minutes in prepaid cell phone plans. A competitor prevailed in a suit alleging patent infringement, surprising the markets and undercutting BCGI's stock.

    Oriental Financial Group, which conducts a range of mortgage and banking activities in Puerto Rico, saw net interest margins

Pioneer Small Company Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/05                             (continued)
--------------------------------------------------------------------------------

    squeezed as short-term rates rose and longer-term rates remained relatively low. The company has taken steps to right itself, and we are retaining the Fund's position.

Q: What is your outlook for the months ahead, and how are you positioning the Fund?

A: Consumer outlays are key to the economy's direction. Costly energy and climbing interest rates seem certain to bite into spendable income, especially in lower and middle-income households. In addition, increases in housing values, a proxy for savings in recent years, have been moderating. Rising interest rates also pressure small companies because of their frequent need for capital, and many are ultimately dependent on consumer activity. With that in mind, we have cut our stake in the consumer discretionary sector. Among financials, we are emphasizing insurers, where rates have firmed in the wake of several disasters; banks and thrifts, by contrast, appear vulnerable to further hikes in interest rates. We remain alert to opportunities in the technology sector, but valuations there generally appear high. We also favor utilities that are positioned for possible rate increases. In energy, we are closely monitoring the Fund's holdings in equipment and service companies, whose billing rates have risen sharply, to see how effectively they deploy increased flows of cash.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05
--------------------------------------------------------------------------------

 Shares                                                   Value
              COMMON STOCK - 97.7%
              Energy - 7.4%
              Oil & Gas Equipment And Services - 3.4%
  36,900      Gulfmark Offshore, Inc.*                              $  1,053,126
  44,425      Maverick Tube Corp.*                                     1,375,398
  46,700      NS Group, Inc.*                                          1,616,287
  42,300      Offshore Logistics, Inc.*                                1,438,200
                                                                    ------------
                                                                    $  5,483,011
                                                                    ------------
              Oil & Gas Exploration & Production - 3.5%
  28,200      Arena Resources, Inc.*                                $    654,804
  58,650      Forest Oil Corp.*                                        2,561,832
  23,300      Houston Exploration Co.*                                 1,201,115
  29,400      Stone Energy Corp.*                                      1,349,460
                                                                    ------------
                                                                    $  5,767,211
                                                                    ------------
              Oil & Gas Storage & Transporation - 0.5%
  18,200      Overseas Shipholding Group, Inc.                      $    866,320
                                                                    ------------
              Total Energy                                          $ 12,116,542
                                                                    ------------
              Materials - 7.5%
              Aluminum - 0.6%
  55,800      Century Aluminum Co.*                                 $  1,014,444
                                                                    ------------
              Construction Materials - 2.0%
  10,100      Mega Blocks, Inc.*                                    $    199,531
 116,150      Mega Bloks, Inc. (144A)*                                 2,294,612
  16,500      Texas Industries, Inc.                                     818,400
                                                                    ------------
                                                                    $  3,312,543
                                                                    ------------
              Diversified Chemical - 0.9%
  25,900      FMC Corp.*                                            $  1,409,996
                                                                    ------------
              Diversified Metals & Mining - 0.6%
  70,000      Brush Engineered Materials, Inc.*                     $  1,055,600
                                                                    ------------
              Specialty Chemicals - 1.2%
  36,400      H.B. Fuller Co.                                       $  1,090,908
 139,500      PolyOne Corp.*                                             804,915
                                                                    ------------
                                                                    $  1,895,823
                                                                    ------------

The accompanying notes are an integral part of these financial statements.    13

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

  Shares                                                                   Value
              Steel - 2.2%
  21,700      Carpenter Technology                                  $  1,308,510
  16,500      Chaparral Steel Co.*                                       412,170
  91,400      Ryerson Tull, Inc. (b)                                   1,845,366
                                                                    ------------
                                                                    $  3,566,046
                                                                    ------------
              Total Materials                                       $ 12,254,452
                                                                    ------------
              Capital Goods - 9.9%
              Aerospace & Defense - 1.5%
  80,300      Hexcel Corp.*                                         $  1,270,346
 105,000      Orbital Sciences Corp.*                                  1,221,150
                                                                    ------------
                                                                    $  2,491,496
                                                                    ------------
              Construction & Engineering - 1.0%
  79,200      Perini Corp.*                                         $  1,614,096
                                                                    ------------
              Construction & Farm Machinery & Heavy Trucks - 3.9%
  64,000      AGCO Corp.*                                           $  1,023,360
  67,100      Federal Signal Corp.                                     1,088,362
  27,600      Terex Corp.*                                             1,517,172
  33,400      The Toro Co.                                             1,219,434
  57,300      Wabtac Corp.                                             1,558,560
                                                                    ------------
                                                                    $  6,406,888
                                                                    ------------
              Electrical Component & Equipment - 0.9%
  35,600      Thomas & Betts Corp.*                                 $  1,385,552
                                                                    ------------
              Industrial Machinery - 2.6%
  38,300      Albany International Corp.                            $  1,479,529
  40,700      Flowserve Corp.*                                         1,424,500
  25,925      Kennametal, Inc.                                         1,325,027
                                                                    ------------
                                                                    $  4,229,056
                                                                    ------------
              Total Capital Goods                                   $ 16,127,088
                                                                    ------------
              Commercial Services & Supplies - 4.1%
              Commercial Printing - 1.5%
  24,800      Consolidated Graphics, Inc.*                          $    966,952
  35,300      John H. Harland Co.                                      1,468,127
                                                                    ------------
                                                                    $  2,435,079
                                                                    ------------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Diversified Commercial Services - 0.9%
    8,600     Global Cash Access*                                   $    120,572
   33,045     The Brinks Co.                                           1,297,677
                                                                    ------------
                                                                    $  1,418,249
                                                                    ------------
              Human Resource & Employment Services - 1.7%
   42,400     Administaff, Inc.                                     $  1,794,368
   61,300     Korn/Ferry International*                                1,055,586
                                                                    ------------
                                                                    $  2,849,954
                                                                    ------------
              Total Commercial Services & Supplies                  $  6,703,282
                                                                    ------------
              Transportation - 3.1%
              Railroads - 1.6%
   47,700     Genesee & Wyoming, Inc.*                              $  1,516,860
   95,200     RailAmerica, Inc.*                                       1,128,120
                                                                    ------------
                                                                    $  2,644,980
                                                                    ------------
              Trucking - 1.5%
   30,800     Arkansas Best Corp.                                   $  1,193,808
   67,700     Swift Transportation Co., Inc.*                          1,235,525
                                                                    ------------
                                                                    $  2,429,333
                                                                    ------------
              Total Transportation                                  $  5,074,313
                                                                    ------------
              Automobiles & Components - 0.9%
              Auto Parts & Equipment - 0.9%
   76,900     Aftermarket Technology Corp.*                         $  1,417,267
                                                                    ------------
              Total Automobiles & Components                        $  1,417,267
                                                                    ------------
              Consumer Durables & Apparel - 2.8%
              Footwear - 1.6%
   92,900     Skechers U.S.A.*                                      $  1,177,043
   65,550     Wolverine World Wide, Inc.                               1,373,273
                                                                    ------------
                                                                    $  2,550,316
                                                                    ------------
              Housewares & Specialties - 1.2%
   43,500     American Greetings Corp.                              $  1,098,375
   40,100     Yankee Candle Co.                                          906,661
                                                                    ------------
                                                                    $  2,005,036
                                                                    ------------
              Total Consumer Durables & Apparel                     $  4,555,352
                                                                    ------------

The accompanying notes are an integral part of these financial statements.    15

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                                   Value
              Consumer Services - 2.2%
              Casinos & Gaming - 0.9%
  48,500      Scientific Games Corp.*                               $  1,453,060
                                                                    ------------
              Restaurants - 1.3%
  66,100      O'Charley's, Inc.*                                    $    906,231
  41,500      Rare Hospitality International, Inc.*                    1,268,240
                                                                    ------------
                                                                    $  2,174,471
                                                                    ------------
              Total Consumer Services                               $  3,627,531
                                                                    ------------
              Media - 0.9%
              Advertising - 0.9%
  23,100      R.H. Donnelley Corp.*                                 $  1,425,963
                                                                    ------------
              Total Media                                           $  1,425,963
                                                                    ------------
              Retailing - 2.8%
              Apparel Retail - 2.8%
  92,250      Charming Shoppes, Inc.*                               $  1,033,200
  58,500      Guess?, Inc.*                                            1,586,520
  71,250      Stage Stores, Inc.                                       1,975,050
                                                                    ------------
                                                                    $  4,594,770
                                                                    ------------
              Total Retailing                                       $  4,594,770
                                                                    ------------
              Food, Beverage & Tobacco - 1.5%
              Packaged Foods & Meats - 1.5%
  29,100      Lancaster Colony Corp.                                $  1,166,619
  28,277      The J.M. Smucker Co.                                     1,292,542
                                                                    ------------
                                                                    $  2,459,161
                                                                    ------------
              Total Food, Beverage & Tobacco                        $  2,459,161
                                                                    ------------
              Household & Personal Products - 0.6%
              Personal Products - 0.6%
  55,275      Nu Skin Enterprises, Inc.                             $    930,831
                                                                    ------------
              Total Household & Personal Products                   $    930,831
                                                                    ------------
              Health Care Equipment & Services - 10.8%
              Health Care Equipment - 0.7%
  49,100      Steris Corp.                                          $  1,119,971
                                                                    ------------

16    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Health Care Facilities - 3.1%
  33,600      Kindred Healthcare, Inc.*                             $    940,800
  30,275      Lifepoint Hospitals, Inc.*                               1,183,753
  51,450      Sunrise Senior Living, Inc.*(b)                          1,663,893
  27,100      Universal Health Services, Inc. (Class B)                1,277,494
                                                                    ------------
                                                                    $  5,065,940
                                                                    ------------
              Health Care Services - 4.1%
  25,000      Cerner Corp.*(b)                                      $  2,111,250
 108,300      eResearch Technology, Inc.*(b)                           1,551,939
  47,600      Lifeline Systems, Inc.*                                  1,570,800
  18,125      Pediatrix Medical Group, Inc.*                           1,396,713
                                                                    ------------
                                                                    $  6,630,702
                                                                    ------------
              Health Care Supplies - 2.3%
  27,850      Haemonetics Corp.*                                    $  1,349,333
 109,700      Merit Medical Systems, Inc.*                             1,307,624
  30,902      PolyMedica Corp.                                         1,020,075
                                                                    ------------
                                                                    $  3,677,032
                                                                    ------------
              Managed Health Care - 0.6%
  19,275      Coventry Health Care, Inc*                            $  1,040,657
                                                                    ------------
              Total Health Care Equipment & Services                $ 17,534,302
                                                                    ------------
              Pharmaceuticals & Biotechnology - 4.2%
              Biotechnology - 3.6%
 131,750      Cubist Pharmaceuticals, Inc.*                         $  2,662,668
 104,100      InterMune, Inc.*(b)                                      1,415,760
  93,200      Serologicals Corp*(b)                                    1,815,536
                                                                    ------------
                                                                    $  5,893,964
                                                                    ------------
              Pharmaceuticals - 0.6%
  67,000      Connetics Corp.*                                      $    873,680
                                                                    ------------
              Total Pharmaceuticals & Biotechnology                 $  6,767,644
                                                                    ------------
              Banks - 9.1%
              Regional Banks - 4.4%
  44,600      Banner Corp.                                          $  1,338,892
  62,300      Community Bank System, Inc.                              1,479,625
  67,100      Irwin Financial Corp.                                    1,400,377

The accompanying notes are an integral part of these financial statements.    17

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                                   Value
              Regional Banks - continued
   42,000     Provident Bankshares Corp.                            $  1,464,120
    6,700     State National Bancshares, Inc*                            164,150
   58,100     Susquehanna Bancshares, Inc.                             1,341,529
                                                                    ------------
                                                                    $  7,188,693
                                                                    ------------
              Thrifts & Mortgage Finance - 4.7%
   55,500     BankAtlantic Bancorp, Inc.                            $    770,895
   41,600     BankUnited Financial Corp. (b)                             986,752
   56,000     Charter Municipal Mortgage Acceptance Co.                1,150,800
   67,300     Commercial Capital Bankcorp, Inc.                        1,080,838
   89,300     First Niagara Financial Group, Inc.                      1,315,389
   63,150     Provident Financial Services, Inc.                       1,111,440
   25,925     Webster Financial Corp.                                  1,196,957
                                                                    ------------
                                                                    $  7,613,071
                                                                    ------------
              Total Banks                                           $ 14,801,764
                                                                    ------------
              Diversified Financials - 1.7%
              Asset Management & Custody Banks - 0.7%
   60,046     Apollo Investment Corp.                               $  1,121,659
                                                                    ------------
              Consumer Finance - 1.0%
   57,925     Advanta Corp. (Class B)                               $  1,643,332
                                                                    ------------
              Total Diversified Financials                          $  2,764,991
                                                                    ------------
              Insurance - 3.3%
              Life & Health Insurance - 1.1%
   30,100     AmerUs Group Co.                                      $  1,779,512
                                                                    ------------
              Property & Casualty Insurance - 0.8%
   36,500     Infinity Property & Casualty Corp.                    $  1,358,530
                                                                    ------------
              Reinsurance - 1.4%
   44,300     Max Re Capital, Ltd.                                  $  1,059,213
   39,200     Platinum Underwriter Holdings, Ltd.                      1,116,808
                                                                    ------------
                                                                    $  2,176,021
                                                                    ------------
              Total Insurance                                       $  5,314,063
                                                                    ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Real Estate - 6.8%
              Real Estate Investment Trusts - 6.8%
 121,500      Anworth Mortgage Asset Corp. (b)                      $    976,860
  69,702      BioMed Property Trust, Inc.                              1,743,247
  38,100      Brandywine Realty Trust                                  1,043,940
  35,100      Capital Trust, Inc.                                      1,074,762
  41,400      Cousins Properties, Inc.                                 1,222,956
  39,500      Heritage Property Investment Trust                       1,287,700
 142,800      MFA Mortgage Investments, Inc.                             821,100
  40,500      Newcastle Investment Corp.                               1,064,745
  22,300      Redwood Trust, Inc.                                      1,038,065
  76,200      Saxon Capital, Inc.                                        758,190
                                                                    ------------
                                                                    $ 11,031,565
                                                                    ------------
              Total Real Estate                                     $ 11,031,565
                                                                    ------------
              Software & Services - 7.4%
              Application Software - 3.4%
  55,000      Advent Software, Inc.*                                $  1,689,600
 207,500      Parametric Technology Co.*                               1,350,825
  66,400      SPSS, Inc.*                                              1,513,920
 135,700      TIBCO Software, Inc.*                                    1,029,963
                                                                    ------------
                                                                    $  5,584,308
                                                                    ------------
              Data Processing & Outsourced Services - 0.6%
  82,000      The BISYS Group, Inc.*                                $  1,039,760
                                                                    ------------
              Internet Software & Services - 1.8%
 100,300      Earthlink, Inc.*                                      $  1,104,303
 101,400      Valueclick, Inc.*(b)                                     1,774,500
                                                                    ------------
                                                                    $  2,878,803
                                                                    ------------
              Systems Software - 1.6%
  45,600      Internet Security Systems, Inc*                       $  1,123,128
 110,500      Wind River Systems*                                      1,447,550
                                                                    ------------
                                                                    $  2,570,678
                                                                    ------------
              Total Software & Services                             $ 12,073,549
                                                                    ------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                                   Value
              Technology Hardware & Equipment - 5.9%
              Communications Equipment - 1.7%
 180,900      Arris Group, Inc.*                                    $  1,496,043
  68,500      CommScope, Inc.*                                         1,337,120
                                                                    ------------
                                                                    $  2,833,163
                                                                    ------------
              Computer Hardware - 1.5%
  50,200      Intergraph Corp.*                                     $  2,428,674
                                                                    ------------
              Computer Storage & Peripherals - 0.8%
 405,800      Quantum Corp.*                                        $  1,225,516
                                                                    ------------
              Electronic Equipment & Instruments - 1.3%
 107,825      Aeroflex, Inc.*                                       $    976,895
  71,100      Technitrol, Inc.                                         1,195,902
                                                                    ------------
                                                                    $  2,172,797
                                                                    ------------
              Technology Distributors - 0.6%
  59,400      Agilysys, Inc.                                        $    887,436
                                                                    ------------
              Total Technology Hardware & Equipment                 $  9,547,586
                                                                    ------------
              Semiconductors - 1.2%
              Semiconductor Equipment - 0.7%
 126,600      Entegris, Inc.*                                       $  1,235,616
                                                                    ------------
              Semiconductors - 0.5%
 138,800      Lattice Semiconductor Corp.*                          $    607,944
   7,400      PortalPlayer, Inc.*(b)                                     149,406
                                                                    ------------
                                                                    $    757,350
                                                                    ------------
              Total Semiconductors                                  $  1,992,966
                                                                    ------------
              Telecommunication Services - 0.7%
              Integrated Telecommunication Services - 0.7%
 100,100      CT Communications, Inc.                               $  1,133,132
                                                                    ------------
              Total Telecommunication Services                      $  1,133,132
                                                                    ------------
              Utilities - 2.9%
              Electric Utilities - 0.7%
  42,400      IDACORP, Inc                                          $  1,224,088
                                                                    ------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Gas Utilities - 1.4%
  56,300      Atmos Energy Corp.                                    $  1,480,690
  19,900      People's Energy Corp.                                      740,280
                                                                    ------------
                                                                    $  2,220,970
                                                                    ------------
              Multi-Utilities - 0.8%
  28,600      CH Energy Group, Inc.                                 $  1,331,330
                                                                    ------------
              Total Utilities                                       $  4,776,388
                                                                    ------------
              TOTAL COMMON STOCK                                    $159,024,502
              (Cost $143,248,553)                                   ------------

    Principal
    Amount
                TEMPORARY CASH INVESTMENTS - 9.5%
                Repurchase Agreement - 2.4%
$4,000,000      UBS Warburg, Inc., 3.85%, dated 10/31/05,
                repurchase price of $4,000,000 plus accrued
                interest on 11/1/05 collateralized by $4,371,000
                U.S. Treasury Bill, 4.192%, 4/20/06                 $  4,000,000
                                                                    ------------

   Shares
               Security Lending Collateral - 7.1%
11,472,857     Securities Lending Investment Fund, 3.89%            $ 11,472,857
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENTS                     $ 15,472,857
                                                                    ------------
               (Cost $15,472,857)
               TOTAL INVESTMENT IN SECURITIES - 107.2%              $174,497,359
                                                                    ------------
               (Cost $158,721,410) (a)
               OTHER ASSETS AND LIABILITIES - (7.2)%                $(11,792,073)
                                                                    ------------
               TOTAL NET ASSETS - 100.0%                            $162,705,286
                                                                    ============

The accompanying notes are an integral part of these financial statements.    21

Pioneer Small Company Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/05                                     (continued)
--------------------------------------------------------------------------------

*      Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2005, the value of these securities amounted to $2,294,612 or 1.4% of net assets.

(a) At October 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $158,715,917 was as follows:

       Aggregate gross unrealized gain for all investments in
       which there is an excess of value over tax cost              $ 25,164,209
       Aggregate gross unrealized loss for all investments in
       which there is an excess of tax cost over value                (9,382,767)
                                                                    ------------
       Net unrealized gain                                          $ 15,781,442
                                                                    ============

(b)    At Octobert 31, 2005, the following securities were out on loan:

      Shares         Security                              Market Value
     115,400         Anworth Mortgage Asset Corp.         $   927,816
      25,000         BankUnited Financial Corp.               593,000
      23,659         Cerner Corp.*                          1,998,003
      86,250         eResearch Technology, Inc.*            1,235,963
      98,765         InterMune, Inc.*                       1,343,204
       6,710         PortalPlayer, Inc.*                      135,475
      81,410         Ryerson Tull, Inc.                     1,643,668
      27,000         Serologicals Corp*                       525,960
      42,705         Sunrise Senior Living, Inc.*           1,381,080
      95,556         Valueclick, Inc.*                      1,672,230
                                                          -----------
                     Total                                $11,456,398
                                                          ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2005 aggregated $210,523,988 and $246,421,194 respectively.

22    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $11,456,398) (cost $158,721,410)                                $174,497,359
  Receivables -
    Fund shares sold                                                      57,310
    Dividends, interest and foreign taxes withheld                       138,380
    Due from Pioneer Investment Management, Inc.                           1,407
                                                                    ------------
     Total assets                                                   $174,694,456
                                                                    ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                         $    177,820
    Upon return of securities loaned                                  11,472,857
  Due to bank                                                             99,572
  Due to affiliates                                                      119,749
  Accrued expenses                                                       119,172
                                                                    ------------
     Total liabilities                                              $ 11,989,170
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $118,679,637
  Undistributed net investment income                                      5,493
  Accumulated net realized gain on investments                        28,244,207
  Net unrealized gain on investments                                  15,775,949
                                                                    ------------
     Total net assets                                               $162,705,286
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $126,476,108/8,325,453 shares)                  $      15.19
                                                                    ============
  Class B (based on $22,973,664/1,652,293 shares)                   $      13.90
                                                                    ============
  Class C (based on $13,093,981/953,636 shares)                     $      13.73
                                                                    ============
  Class R (based on $161,533/10,690 shares)                         $      15.11
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($15.19 [divided by] 94.25% )                             $      16.12
                                                                    ============

The accompanying notes are an integral part of these financial statements.    23

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,962)    $2,190,375
  Interest                                                   51,904
  Income from securities loaned, net                        123,345
                                                         ----------
     Total investment income                                             $  2,365,624
                                                                         ------------
EXPENSES:
  Management fees                                        $1,536,082
  Transfer agent fees and expenses
    Class A                                                 532,563
    Class B                                                 183,380
    Class C                                                  78,019
    Class R                                                   2,166
  Distribution fees
    Class A                                                 318,145
    Class B                                                 282,537
    Class C                                                 148,018
    Class R                                                     586
  Administrative reimbursements                              37,115
  Custodian fees                                             31,505
  Registration fees                                          96,490
  Professional fees                                          39,945
  Printing expense                                           35,615
  Fees and expenses of nonaffiliated trustees                 8,969
  Miscellaneous                                              13,193
                                                         ----------
     Total expenses                                                      $  3,344,328
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management,
       Inc.                                                                    (1,407)
     Less fees paid indirectly                                                (11,727)
                                                                         ------------
     Net expenses                                                        $  3,331,194
                                                                         ------------
       Net investment loss                                               $   (965,570)
                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Net realized gain on investments                                       $ 27,944,201
                                                                         ------------
  Change in net unrealized loss on investments                           $(17,475,980)
                                                                         ------------
  Net gain on investments                                                $ 10,468,221
                                                                         ------------
  Net increase in net assets resulting from operations                   $  9,502,651
                                                                         ============

24    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/05 and 10/31/04, respectively

                                                           Year Ended       Year Ended
                                                            10/31/05         10/31/04
FROM OPERATIONS:
Net investment loss                                      $    (965,570)   $  (1,808,414)
Net realized gain on investments, futures contracts
  and foreign currency transactions                         27,944,201       17,698,710
Change in net unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions      (17,475,980)       6,289,067
                                                         -------------    -------------
    Net increase in net assets resulting from
     operations                                          $   9,502,651    $  22,179,363
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($1.28 and $0.39 per share, respectively)      $ (11,525,294)   $  (2,873,646)
  Class B ($1.28 and $0.39 per share, respectively)         (2,762,614)      (1,969,903)
  Class C ($1.28 and $0.39 per share, respectively)         (1,368,454)        (422,404)
  Class R ($1.28 and $0.39 per share, respectively)             (7,792)             (18)
                                                         -------------    -------------
    Total distributions to shareowners                   $ (15,664,154)   $  (5,265,971)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  21,757,915    $  64,719,597
Reinvestment of distributions                               13,925,045        4,616,267
Cost of shares repurchased                                 (52,586,687)     (88,522,148)
                                                         -------------    -------------
    Net decrease in net assets resulting from
     Fund share transactions                             $ (16,903,727)   $ (19,186,284)
                                                         -------------    -------------
    Net decrease in net assets                           $ (23,065,230)   $  (2,272,892)
NET ASSETS:
Beginning of year                                          185,770,516      188,043,408
                                                         -------------    -------------
End of year (including undistributed net investment
  income of $5,493 and $166,827 respectively)            $ 162,705,286    $ 185,770,516
                                                         =============    =============

The accompanying notes are an integral part of these financial statements.    25

Pioneer Small Company Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

CLASS A                           '05 Shares         '05 Amounts       '04 Shares         '04 Amounts
Shares sold                          944,633        $ 14,398,333        3,506,106        $ 54,319,024
Reinvestment of distributions        672,026          10,302,163          184,771           2,625,595
Less shares repurchased           (2,300,582)        (34,941,762)      (2,087,386)        (31,517,416)
                                  ----------        ------------       ----------        ------------
    Net increase (decrease)         (683,923)       $(10,241,266)       1,603,491        $ 25,427,203
                                  ==========        ============       ==========        ============
CLASS B
Shares sold                          307,615        $  4,408,725          428,293        $  6,089,793
Reinvestment of distributions        175,203           2,482,633          124,025           1,654,494
Less shares repurchased             (877,061)        (12,198,656)      (3,595,334)        (52,152,699)
                                  ----------        ------------       ----------        ------------
    Net decrease                    (394,243)       $ (5,307,298)      (3,043,016)       $(44,408,412)
                                  ==========        ============       ==========        ============
CLASS C
Shares sold                          206,461        $  2,861,734          301,241        $  4,230,661
Reinvestment of distributions         81,339           1,137,123           25,506             336,178
Less shares repurchased             (395,479)         (5,439,786)        (347,511)         (4,850,682)
                                  ----------        ------------       ----------        ------------
    Net decrease                    (107,679)       $ (1,440,929)         (20,764)       $   (283,843)
                                  ==========        ============       ==========        ============
CLASS R
Shares sold                            5,759        $     89,123            5,190        $     80,119
Reinvestment of distributions            204               3,126                -                   -
Less shares repurchased                 (418)             (6,483)             (90)             (1,351)
                                  ----------        ------------       ----------        ------------
    Net increase                       5,545        $     85,766            5,100        $     78,768
                                  ==========        ============       ==========        ============

26    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year Ended    Year Ended    Year Ended   Year Ended   Year Ended
                                                             10/31/05      10/31/04      10/31/03     10/31/02     10/31/01
CLASS A
Net asset value, beginning of period                        $  15.62      $  14.24      $  11.44       $ 13.06    $  14.16
                                                            --------      --------      --------       -------    --------
Increase (decrease) from investment operations:
 Net investment loss                                        $  (0.05)     $  (0.09)     $  (0.03)      $ (0.05)   $  (0.04)
 Net realized and unrealized gain (loss) on investments         0.90          1.86          2.83         (1.57)      (0.82)
                                                            --------      --------      --------       -------    --------
   Net increase (decrease) from investment operations       $   0.85      $   1.77      $   2.80       $ (1.62)   $  (0.86)
Distributions to shareowners:
 Net realized gain                                             (1.28)        (0.39)            -             -       (0.24)
                                                            --------      --------      --------       -------    --------
Net increase (decrease) in net asset value                  $  (0.43)     $   1.38      $   2.80       $ (1.62)   $  (1.10)
                                                            --------      --------      --------       -------    --------
Net asset value, end of period                              $  15.19      $  15.62      $  14.24       $ 11.44    $  13.06
                                                            ========      ========      ========       =======    ========
Total return*                                                   5.37%        12.70%        24.48%       (12.40)%     (6.13)%
Ratio of net expenses to average net assets+                    1.61%         1.59%         1.80%         1.62%       1.58%
Ratio of net investment loss to average net assets+            (0.30)%       (0.65)%       (0.33)%       (0.38)%     (0.36)%
Portfolio turnover rate                                          118%           26%           39%           27%         42%
Net assets, end of period (in thousands)                    $126,476      $140,711      $105,489       $89,923    $111,995
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                   1.61%         1.59%         1.80%         1.60%       1.55%
 Net investment loss                                           (0.30)%       (0.65)%       (0.33)%       (0.36)%     (0.33)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    27

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                            10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
CLASS B
Net asset value, beginning of period                        $ 14.53      $ 13.40      $ 10.84       $ 12.46    $  13.63
                                                            -------      -------      -------       -------    --------
Increase (decrease) from investment operations:
 Net investment loss                                        $ (0.22)     $ (0.33)       (0.19)      $ (0.02)   $  (0.15)
 Net realized and unrealized gain (loss) on investments        0.87         1.85         2.75         (1.60)      (0.78)
                                                            -------      -------      -------       -------    --------
   Net increase (decrease) from investment operations       $  0.65      $  1.52      $  2.56       $ (1.62)   $  (0.93)
Distributions to shareowners:
 Net realized gain                                            (1.28)       (0.39)           -             -       (0.24)
                                                            -------      -------      -------       -------    --------
Net increase (decrease) in net asset value                  $ (0.63)     $  1.13      $  2.56       $ (1.62)   $  (1.17)
                                                            -------      -------      -------       -------    --------
Net asset value, end of period                              $ 13.90      $ 14.53      $ 13.40       $ 10.84    $  12.46
                                                            =======      =======      =======       =======    ========
Total return*                                                  4.31%       11.60%       23.62%       (13.00)%     (6.90)%
Ratio of net expenses to average net assets+                   2.64%        2.48%        2.51%         2.32%       2.28%
Ratio of net investment loss to average net assets+           (1.33)%      (1.51)%      (1.03)%       (1.08)%     (1.06)%
Portfolio turnover rate                                         118%          26%          39%           27%         42%
Net assets, end of period (in thousands)                    $22,974      $29,744      $68,222       $76,515     $100,204
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                  2.63%        2.48%        2.51%         2.30%       2.25%
 Net investment loss                                          (1.32)%      (1.51)%      (1.03)%       (1.06)%     (1.03)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

28    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                           10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
Net asset value, beginning of period                              $ 14.35      $ 13.24      $ 10.73       $ 12.38     $ 13.55
                                                                  -------      -------      -------       -------     -------
Increase (decrease) from investment operations:
 Net investment loss                                              $ (0.19)     $ (0.23)     $ (0.16)      $ (0.02)    $ (0.15)
 Net realized and unrealized gain (loss) on investments              0.85         1.73         2.67         (1.63)      (0.78)
                                                                  -------      -------      -------       -------     -------
   Net increase (decrease) from investment operations             $  0.66      $  1.50      $  2.51       $ (1.65)    $ (0.93)
Distributions to shareowners:
 Net realized gain                                                  (1.28)       (0.39)           -             -       (0.24)
                                                                  -------      -------      -------       -------     -------
Net increase (decrease) in net asset value                        $ (0.62)     $  1.11      $  2.51       $ (1.65)    $ (1.17)
                                                                  -------      -------      -------       -------     -------
Net asset value, end of period                                    $ 13.73      $ 14.35      $ 13.24       $ 10.73     $ 12.38
                                                                  =======      =======      =======       =======     =======
Total return*                                                        4.44%       11.59%       23.39%       (13.33)%     (6.94)%
Ratio of net expenses to average net assets+                         2.52%        2.53%        2.69%         2.60%       2.45%
Ratio of net investment loss to average net assets+                 (1.21)%      (1.59)%      (1.22)%       (1.37)%     (1.25)%
Portfolio turnover rate                                               118%          26%          39%           27%         42%
Net assets, end of period (in thousands)                          $13,094      $15,235      $14,331       $12,644     $10,290
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.52%        2.53%        2.69%         2.58%       2.41%
 Net investment loss                                                (1.21)%      (1.59)%      (1.22)%       (1.35)%     (1.21)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    29

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    Year Ended  Year Ended     4/1/03 to
CLASS R                                              10/31/05    10/31/04      10/31/03
Net asset value, beginning of period                  $15.62      $14.25         $11.08
                                                      ------      ------         ------
Increase (decrease) from investment operations:
  Net investment loss                                 $(0.10)     $(0.05)        $(0.04)
  Net realized and unrealized gain on
   investments                                          0.87        1.81           3.21
                                                      ------      ------         ------
   Net increase from investment operations            $ 0.77      $ 1.76         $ 3.17
Distributions to shareowners:
  Net realized gain                                    (1.28)      (0.39)             -
                                                      ------      ------         ------
Net increase (decrease) in net asset value            $(0.51)     $ 1.37         $ 3.17
                                                      ------      ------         ------
Net asset value, end of period                        $15.11      $15.62         $14.25
                                                      ======      ======         ======
Total return*                                           4.82%      12.62%         28.61%
Ratio of net expenses to average net assets+            2.15%       1.66%          1.74%**
Ratio of net investment loss to average net
  assets+                                              (0.84)%     (0.80)%        (0.58)%**
Portfolio turnover rate                                  118%         26%            39%
Net assets, end of period (in thousands)              $  162      $   80         $    1
Ratios with no waiver of management fees by
  PIM and no reductions for fees paid indirectly:
  Net expenses                                          3.35%       1.66%          1.74%**
  Net investment loss                                  (2.04)%     (0.80)%        (0.58)%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                          2.14%       1.66%          1.74%**
  Net investment loss                                  (0.83)%     (0.80)%        (0.58)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

30    The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Company Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth by investing in a diversified portfolio of securities consisting primarily of common stock.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

    is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2005, there were no securities fair valued. Cash equivalent securities with a remaining maturity of 60 days or less are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market and counter party risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of October 31, 2005, there were no open future contracts.

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004, respectively, were as follows:

--------------------------------------------------------------------------------
                                                          2005           2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                    $         -     $        -
  Long-term capital gain                              15,664,154      5,265,971
                                                     -----------     ----------
  Total                                              $15,664,154     $5,265,971
                                                     ===========     ==========
--------------------------------------------------------------------------------

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at October 31, 2005.

--------------------------------------------------------------------------------
                                                                         2005
--------------------------------------------------------------------------------
 Undistributed ordinary income                                      $         -
 Undistributed long-term gain                                        28,244,207
 Unrealized appreciation                                             15,781,442
                                                                    -----------
 Total                                                              $44,025,649
                                                                    ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax basis adjustments on real estate investment trust
    (REIT) holdings.

    At October 31, 2005, the Fund reclassified $804,236 to increase undistributed net investment income, $305,644 to increase accumulated net realized gain on investments and $1,109,880 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $18,021 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2005.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Securities Lending

    The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/05                               (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2005, $11,755 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $79,516 in transfer agent fees payable to PIMSS at October 31, 2005.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $28,478 in distribution fees payable to PFD at October 31, 2005. The Fund also has adopted a separate Service Plan for Class R Shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2005, CDSCs in the amount of $55,404 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2005, the Fund's expenses were reduced by $11,727 under such arrangements.

6. Line Of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2005, the Fund had no borrowings under this agreement.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Pioneer Small Company Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Small Company Fund (the "Fund") as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Company Fund at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 13, 2005

Pioneer Small Company Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Small Company Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held          Length of Service       Principal Occupation During   Other Directorships Held
Name and Age               With the Fund           and Term of Office      Past Five Years               by this Trustee
John F. Cogan, Jr. (79)*   Chairman of the         Trustee since 1995.     Deputy Chairman and a         Chairman and Director of
                           Board,                  Serves until            Director of Pioneer Global    ICI Mutual Insurance
                           Trustee and President   successor trustee is    Asset Management S.p.A.       Company; Director of
                                                   elected or earlier      ("PGAM"); Non-Executive       Harbor Global Company, Ltd.
                                                   retirement or           Chairman and a Director of
                                                   removal                 Pioneer Investment
                                                                           Management USA Inc.
                                                                           ("PIM-USA"); Chairman and a
                                                                           Director of Pioneer;
                                                                           Director of Pioneer
                                                                           Alternative Investment
                                                                           Management Limited (Dublin);
                                                                           President and a Director of
                                                                           Pioneer Alternative
                                                                           Investment Management
                                                                           (Bermuda) Limited and
                                                                           affiliated funds; President
                                                                           and Director of Pioneer
                                                                           Funds Distributor, Inc.
                                                                           ("PFD"); President of all of
                                                                           the Pioneer Funds; and Of
                                                                           Counsel (since 2000, partner
                                                                           prior to 2000), Wilmer
                                                                           Cutler Pickering Hale and
                                                                           Dorr LLP (counsel to PIM-USA
                                                                           and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================

Osbert M. Hood (53)**      Trustee and Executive   Trustee since June,     President and Chief           None
                           Vice President          2003. Serves until      Executive Officer, PIM-USA
                                                   successor trustee is    since May 2003 (Director
                                                   elected or earlier      since January 2001);
                                                   retirement or           President and Director of
                                                   removal                 Pioneer since May 2003;
                                                                           Chairman and Director of
                                                                           Pioneer Investment
                                                                           Management Shareholder
                                                                           Services, Inc. ("PIMSS")
                                                                           since May 2003; Executive
                                                                           Vice President of all of the
                                                                           Pioneer Funds since June
                                                                           2003; Executive Vice
                                                                           President and Chief
                                                                           Operating Officer of
                                                                           PIM-USA, November 2000 to
                                                                           May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================

Pioneer Small Company Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                              Positions Held       Length of Service       Principal Occupation During   Other Directorships Held
Name, Age and Address         With the Fund        and Term of Office      Past Five Years               by this Trustee
David R. Bock **(61)          Trustee              Trustee since 2005.     Senior Vice President and     Director of The Enterprise
3050 K. Street NW,                                 Serves until successor  Chief Financial Officer,      Social Investment
Washington, DC 20007                               trustee is elected or   I-trax, Inc. (publicly        Company (privately-held
                                                   earlier retirement or   traded health care services   affordable housing
                                                   removal.                company) (2001 - present);    finance company);
                                                                           Managing Partner, Federal     Director of New York
                                                                           City Capital Advisors         Mortgage Trust (publicly
                                                                           (boutique merchant            traded mortgage REIT)
                                                                           bank)(1995 - 2000; 2002 to
                                                                           2004); Executive Vice
                                                                           President and Chief
                                                                           Financial Officer, Pedestal
                                                                           Inc. (internet-based
                                                                           mortgage trading company)
                                                                           (2000 - 2002)
**Mr. Bock became a Trustee of the Fund on January 1, 2005.
====================================================================================================================================

Mary K. Bush (57)             Trustee              Trustee since 1997.     President, Bush               Director of Brady
3509 Woodbine Street,                              Serves until            International                 Corporation (industrial
Chevy Chase, MD 20815                              successor trustee       (international financial      identification and
                                                   is elected or earlier   advisory firm)                specialty coated
                                                   retirement or removal                                 material products
                                                                                                         manufacturer),
                                                                                                         Millennium Chemicals,
                                                                                                         Inc. (commodity
                                                                                                         chemicals), Mortgage
                                                                                                         Guaranty Insurance
                                                                                                         Corporation, and R.J.
                                                                                                         Reynolds Tobacco
                                                                                                         Holdings, Inc. (tobacco)
====================================================================================================================================

Margaret B.W. Graham (58)     Trustee              Trustee since 1995.     Founding Director, The        None
1001 Sherbrooke Street West,                       Serves until            Winthrop Group, Inc.
Montreal, Quebec, Canada                           successor trustee       (consulting firm); Professor
H3A 1G5                                            is elected or earlier   of Management, Faculty of
                                                   retirement or removal   Management, McGill
                                                                           University
====================================================================================================================================

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held       Length of Service       Principal Occupation During   Other Directorships Held
Name, Age and Address         With the Fund        and Term of Office      Past Five Years               by this Trustee
Marguerite A. Piret (57)      Trustee              Trustee since 1995.     President and Chief           Director of New America
One Boston Place, 28th Floor,                      Serves until            Executive Officer, Newbury,   High Income Fund, Inc.
Boston, MA 02108                                   successor trustee       Piret & Company, Inc.         (closed-end investment
                                                   is elected or earlier   (investment banking firm)     company)
                                                   retirement or removal
====================================================================================================================================

Stephen K. West (77)          Trustee              Trustee since 1995.     Senior Counsel, Sullivan      Director, The Swiss
125 Broad Street,                                  Serves until            & Cromwell (law firm)         Helvetia Fund, Inc.
New York, NY 10004                                 successor trustee                                     (closed-end investment
                                                   is elected or earlier                                 company) and
                                                   retirement or removal                                 AMVESCAP PLC
                                                                                                         (investment managers)
====================================================================================================================================

John Winthrop (69)            Trustee              Trustee since 1995.     President, John Winthrop      None
One North Adgers Wharf,                            Serves until            & Co., Inc. (private
Charleston, SC 29401                               successor trustee       investment firm)
                                                   is elected or earlier
                                                   retirement or removal
====================================================================================================================================

Pioneer Small Company Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                              Positions Held       Length of Service       Principal Occupation During   Other Directorships Held
Name, Age and Address         With the Fund        and Term of Office      Past Five Years               by this Officer
Dorothy E. Bourassa (57)      Secretary            Since September,        Secretary of PIM-USA; Senior  None
                                                   2003. Serves at         Vice President - Legal of
                                                   the discretion of       Pioneer; and Secretary/Clerk
                                                   the Board               of most of PIM-USA's
                                                                           subsidiaries; Secretary of
                                                                           all of the Pioneer Funds
                                                                           since September 2003
                                                                           (Assistant Secretary from
                                                                           November 2000 to September
                                                                           2003)
====================================================================================================================================

Christopher J. Kelley (40)    Assistant Secretary  Since September,        Assistant Vice President and  None
                                                   2003. Serves at         Senior Counsel of Pioneer
                                                   the discretion of       since July 2002; Vice
                                                   the Board               President and Senior Counsel
                                                                           of BISYS Fund Services, Inc.
                                                                           (April 2001 to June 2002);
                                                                           Senior Vice President and
                                                                           Deputy General Counsel of
                                                                           Funds Distributor, Inc.
                                                                           (July 2000 to April 2001;
                                                                           Assistant Secretary of all
                                                                           Pioneer Funds since
                                                                           September 2003
====================================================================================================================================

David C. Phelan (48)          Assistant Secretary  Since September,        Partner, Wilmer Cutler        None
                                                   2000. Serves at         Pickering Hale and Dorr LLP;
                                                   the discretion of       Assistant Secretary of all
                                                   the Board               Pioneer Funds since
                                                                           September 2003
====================================================================================================================================

Vincent Nave (60)             Treasurer            Since November,         Vice President - Fund         None
                                                   2004. Serves at         Accounting, Administration
                                                   the discretion of       and Custody Services of
                                                   the Board               Pioneer; and Treasurer of
                                                                           all of the Pioneer Funds
====================================================================================================================================

Mark E. Bradley (45)          Assistant Treasurer  Since November,         Deputy Treasurer of Pioneer   None
                                                   2000. Serves at         since 2004; Treasurer and
                                                   the discretion of       Senior Vice President, CDC
                                                   the Board               IXIS Asset Management
                                                                           Services from 2002 to 2003;
                                                                           Assistant Treasurer and Vice
                                                                           President, MFS Investment
                                                                           Management from 1997 to
                                                                           2002; and Assistant
                                                                           Treasurer of all of the
                                                                           Pioneer Funds since November
                                                                           2004
====================================================================================================================================

Pioneer Small Company Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held       Length of Service       Principal Occupation During   Other Directorships Held
Name, Age and Address         With the Fund        and Term of Office      Past Five Years               by this Officer
Luis I. Presutti (40)         Assistant Treasurer  Since November,         Assistant Vice President -    None
                                                   2000. Serves at         Fund Accounting,
                                                   the discretion of       Administration and Custody
                                                   the Board               Services of Pioneer; and
                                                                           Assistant Treasurer of all
                                                                           of the Pioneer Funds
====================================================================================================================================

Gary Sullivan (47)            Assistant Treasurer  Since May, 2002.        Fund Accounting Manager -     None
                                                   Serves at the           Fund Accounting,
                                                   discretion of           Administration and Custody
                                                   the Board               Services of Pioneer; and
                                                                           Assistant Treasurer of all
                                                                           of the Pioneer Funds since
                                                                           May 2002
====================================================================================================================================

Katherine Kim Sullivan (31)   Assistant Treasurer  Since September,        Fund Administration Manager   None
                                                   2003. Serves            - Fund Accounting,
                                                   at the discretion of    Administration and Custody
                                                   the Board               Services since June 2003;
                                                                           Assistant Vice President -
                                                                           Mutual Fund Operations of
                                                                           State Street Corporation
                                                                           from June 2002 to June 2003
                                                                           (formerly Deutsche Bank
                                                                           Asset Management); Pioneer
                                                                           Fund Accounting,
                                                                           Administration and Custody
                                                                           Services (Fund Accounting
                                                                           Manager from August 1999 to
                                                                           May 2002, Assistant
                                                                           Treasurer of all Pioneer
                                                                           Funds since September 2003
====================================================================================================================================

Martin J. Wolin (38)          Chief Compliance     Since October, 2004.    Chief Compliance Officer of   None
                              Officer              Serves at the           Pioneer (Director of
                                                   discretion of           Compliance and Senior
                                                   the Board               Counsel from November 2000
                                                                           to September 2004); and
                                                                           Chief Compliance Officer of
                                                                           all of the Pioneer Funds
                                                                           since 2004.
====================================================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito
Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-1A, totaled approximately $23,805 in 2005 and approximately $20,700 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended October 31, 2005 and 2004.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, and tax advisory services totaled $6,800 in 2005 and $6,000 in 2004.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal years ended October 31, 2005 and 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $6,000 in 2004.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Company Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 29, 2005

* Print the name and title of each signing officer under his or her signature.